SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 998,839	$ 1,076,861	$ 1,123,072
Others	12,293	10,933	9,363
Software development revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	727,073	758,307	761,166
Software licensing revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	165,410	200,593	213,749
Software support revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	45,513	47,102	71,460
Cloud hosting revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 48,550	$ 59,926	$ 67,334